Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
C000125239
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empiric Fund
Average Annual Return, Percent	(10.64%)	(5.14%)	14.40%	6.23%
C000125240
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empiric Fund
Without Sales Load [Member] | C000125239
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.19%)	0.65%	15.76%	6.86%
Without Sales Load [Member] | C000125240
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.54%)	(0.09%)	14.90%	6.06%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	(1.97%)	8.25%	18.59%	12.50%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	(1.97%)	8.25%	18.59%	12.50%
MSCI USA SMALL CAP Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI U.S. Small Cap Index
MSCI USA SMALL CAP Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI U.S. Small Cap Index
Average Annual Return, Percent	(7.11%)	(2.60%)	15.45%	7.37%